INVESTMENTS IN ASSOCIATES - Additional disclosure (Details) - Associates [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Capital commitments	$ 0	$ 0
Estimated financial effect of contingent liabilities	$ 0	$ 0